Consolidated Income Statements $ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2023 MXN ($) $ / shares	Dec. 31, 2022 MXN ($) $ / shares	Dec. 31, 2021 MXN ($) $ / shares
Condensed Income Statements, Captions [Line Items]
Total revenues			$ 245,088	$ 226,740	$ 194,804
Cost of goods sold			134,228	126,440	106,206
Gross profit			110,860	100,300	88,598
Administrative expenses			12,820	11,263	9,012
Selling expenses			63,278	57,718	51,708
Other income			1,981	1,473	1,502
Other expenses			3,253	2,456	2,309
Interest expense			7,102	6,500	6,192
Interest income			3,188	2,411	932
Foreign exchange (loss) gain, net			(1,046)	(324)	227
Gain on monetary position for subsidiaries in hyperinflationary economies			93	536	734
Market value gain (loss) on financial instruments			169	(672)	80
Income before income taxes and share of the profit of associates and joint ventures accounted for using the equity method			28,792	25,787	22,852
Income taxes			8,781	6,547	6,609
Share in the profit of equity accounted investees, net of income taxes			215	386	88
Consolidated net income			20,226	19,626	16,331
Attributable to:
Equity holders of the parent			19,536	19,034	15,708
Non-controlling interest			690	592	623
Consolidated net income			$ 20,226	$ 19,626	$ 16,331
Earnings per share- Equity holders of the parent (U.S. dollars and Mexican pesos):
Earnings per share | (per share)		$ 1,160,000	$ 1.16	$ 1.13	$ 0.93
Diluted controlling interest net income (per share) | $ / shares			$ 1.16	$ 1.13	$ 0.93
Sale of products
Condensed Income Statements, Captions [Line Items]
Total revenues			$ 244,264	$ 226,222	$ 193,899
Services rendered and Other operating revenues
Condensed Income Statements, Captions [Line Items]
Total revenues			$ 824	$ 518	$ 905
Currency in which supplementary information is displayed
Condensed Income Statements, Captions [Line Items]
Total revenues	[1]	$ 14,502
Cost of goods sold	[1]	7,943
Gross profit	[1]	6,560
Administrative expenses	[1]	759
Selling expenses	[1]	3,744
Other income	[1]	117
Other expenses	[1]	192
Interest expense	[1]	420
Interest income	[1]	189
Foreign exchange (loss) gain, net	[1]	(62)
Gain on monetary position for subsidiaries in hyperinflationary economies	[1]	6
Market value gain (loss) on financial instruments	[1]	10
Income before income taxes and share of the profit of associates and joint ventures accounted for using the equity method	[1]	1,704
Income taxes	[1]	520
Share in the profit of equity accounted investees, net of income taxes	[1]	13
Consolidated net income	[1]	1,197
Attributable to:
Equity holders of the parent	[1]	1,156
Non-controlling interest	[1]	41
Consolidated net income	[1]	$ 1,197
Earnings per share- Equity holders of the parent (U.S. dollars and Mexican pesos):
Earnings per share | $ / shares	[1]	$ 0.07
Diluted controlling interest net income (per share) | $ / shares	[1]	$ 0.07
Currency in which supplementary information is displayed | Sale of products
Condensed Income Statements, Captions [Line Items]
Total revenues	[1]	$ 14,454
Currency in which supplementary information is displayed | Services rendered and Other operating revenues
Condensed Income Statements, Captions [Line Items]
Total revenues	[1]	$ 49

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3